OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Accrued payroll and employee related expenses	$ 1,545	$ 1,238
Accrued interest and other payables	1,207	1,151
Payable from acquisition of intangible, tangible & financial assets	867	847
Other amounts due to public authorities	833	680
Derivative financial instruments	316	208
Unearned revenue and accrued payables	63	73
Total	4,831	$ 4,197
AMSF
Disclosure of contingent liabilities in business combination [line items]
Payable from acquisition of intangible, tangible & financial assets	$ 252